12. INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Changes in valuation allowance	$ 25,700	$ 126,500	$ 54,500
Canada Revenue Agency [Member]
Pperating loss carry-forwards	3,800,000
Operating loss carry-forwards beginning expiration year	Dec. 31, 2014
Canadian oil and gas dedication pools	$ 8,000,000